EQUITY - Schedule of Components of Other Comprehensive Income (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)
Debt instruments at fair value through ither comprehensive income (FVOCI) -
Net unrealized gain	S/ 1,322,876		S/ 136,783		S/ 1,241,632
Transfer to results of net realized gain (loss)	(142,245)		36,712		7,789
Transfer of credit loss to profit or loss	84,830		32,776		8,716
Sub total	1,265,461		206,271		1,258,137
Non-controlling interest	18,419		4,612		18,317
Income tax	(24,152)		(5,118)		58,489
Other comprehensive income, net realized and unrealized (loss)	1,259,728		205,765		1,334,943
Cash flow hedge reserves:
Net (loss) gain on cash flow hedges	(10,490)		27,186		18,359
Transfer of net realized gains (losses) on cash flow hedges derivatives to profit or loss	12,350		(17,416)		(30,550)
Sub total	1,860		9,770		(12,191)
Non-controlling interest	29		125		(148)
Income tax	1,575		4,030		(5,104)
Other comprehensive income, cash flow hedge	3,464		13,925		(17,443)
Other reserves:
Insurance reserves	(518,071)		(69,383)		(754,192)
Non-controlling interest	(5,921)		(793)		(8,619)
Other reserves	(523,992)		(70,176)		(762,811)
Foreign exchange translation:
Foreign currency translation differences arising from the translation of foreign operations	(406,519)		(114,143)		73,498
Net movement in hedges of net investments in foreign businesses	0		0		18,950
Sub total	(406,519)		(114,143)		92,448
Non-controlling interest	(436)		1		(34)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(406,955)		(114,142)		92,414
Equity instruments at fair value with changes in other comprehensive income -
Net unrealized gains	(20,927)		24,116		(12,247)
Transfer of the fair value reserve of equity instruments designated at FVOCI for sale | $		$ 8,336		$ (137,787)		$ 0
Non-controlling interest	(4)		7		127
Sub total	(12,595)		(113,664)		(12,120)
Income tax	2,332		(8,439)		3,791
Other comprehensive income, before tax, gains (losses) from investments in equity instruments including transfer of fair value reserve to accumulated results	(10,263)		(122,103)		(8,329)
Attributable to:
Credicorp’s equity holders	330,140		(81,156)		571,955
Non-controlling interest	12,087		3,952		9,643
Total other comprehensive income	S/ 342,227		S/ (77,204)		S/ 581,598